Schedule of Fair Value on Recurring Basis (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Warrant liabilities - public	$ 230,000	$ 575,000
Fair Value, Inputs, Level 3 [Member]
Liabilities:
GEM warrant liabilities	79,000	641,000
Yorkville convertible note	$ 2,013,000	$ 1,766,000